1. NATURE OF THE ORGANIZATION AND BUSINESS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Nature Of Organization And Business
Net loss	$ (964,274)	$ (1,693,613)	$ (2,323,235)	$ (3,036,803)	$ (239,966)	$ (463,806)
Accumulated deficit	(36,336,099)		(36,336,099)		(34,012,864)	(28,727,774)
Working Capital	$ (5,728,000)		(5,728,000)
Proceeds from convertible debentures			565,800	730,200	$ 1,072,901	$ 150,000
Proceeds from sale of stock			$ 15,400	$ 25,000